Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Warrants [Abstract]
WARRANTS

NOTE 8 - WARRANTS

Pursuant to and as additional consideration for the Term Loan under the Credit Agreement, on April 9, 2018 the Company issued to GACP a Warrant to purchase 1,200,000 shares of common stock of the Company at an exercise price of $0.25 per share, subject to adjustment as set forth in the Warrant. The Warrant is exercisable by GACP at any time from the Issuance Date until the later of (i) the third (3rd) anniversary of the Issuance Date and (ii) the date on which all obligations under the Credit Agreement have been satisfied in full. The Warrant may be redeemed for $0.0001 per Warrant Share, at the sole discretion of the Company, at any time after the six (6) month anniversary of the Issuance Date if the closing sales price of the Company's common stock equals or exceeds $5.00 per share on each of the 20 trading days within any 30 day trading day period ending on the third (3rd) trading day prior to the date on which the Company provides a notice of redemption. GACP has certain piggy-back registration rights as set forth in the Warrant with respect to the Warrant Shares to be issued upon exercise of the Warrant. After the six (6) month anniversary of the Issuance Date, GACP can exercise the Warrant using a "cashless exercise" feature to the extent that GACP exercises the Warrant for a number of Warrant Shares in excess of the number Warrant Shares that have been registered for resale under U.S. securities laws.

As additional consideration for the Term Loan under the Credit Agreement, on April 9, 2018 the Company also entered into a letter agreement (the "Additional Warrants Agreement") with GACP, pursuant to which the Company agreed that if the Company at any time after the Closing and prior to the satisfaction of all outstanding obligations under the Credit Agreement requests for GACP to provide debt financing for the acquisition of a company or operating business by the Company or its subsidiaries, and GACP or its affiliates provide all of the debt financing for such acquisition, the Company will issue to GACP a warrant to purchase 200,000 shares of the Company's common stock (an "Additional Warrant") upon the closing of such debt-financing, with such Additional Warrant in substantially the same form as the Warrant, up to a total of four (4) Additional Warrants for four debt-financed acquisitions under the Additional Warrants Agreement. The exercise price of the Additional Warrants, if issued, will be $0.30 per share for the first Additional Warrant, $0.35 per share for the second Additional Warrant, $0.40 per share for the third Additional Warrant and $0.45 per share for the fourth Additional Warrant, with the number of shares and exercise price subject to adjustment as set forth in the Additional Warrants Agreement and the Additional Warrant.

The warrants have an exercise price of $0.25 and expire in three years. The aggregate fair value of the warrants, which was charged to interest expense, totaled $7,660 based on the Black Scholes Merton pricing model using the following estimates: exercise price of $0.25, 2.28% risk free rate, 114.11% volatility and expected life of the warrants of 3 years.

A summary of the status of the Company's outstanding stock warrants as of March 31, 2019 is presented below:

Range of Exercise Prices	Number Outstanding 3/31/2019	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.25	1,200,000	2.00 years	$0.25

The aggregate intrinsic value represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company's stock price as of March 31, 2019, which would have been received by the warrant holder had the warrant holder exercised their warrants as of that date.

NOTE 10 – WARRANTS

Pursuant to and as additional consideration for the Term Loan under the Credit Agreement, on April 9, 2018 the Company issued to GACP a Warrant to purchase 1,200,000 shares of common stock of the Company at an exercise price of $0.25 per share, subject to adjustment as set forth in the Warrant. The Warrant is exercisable by GACP at any time from the Issuance Date until the later of (i) the third (3rd) anniversary of the Issuance Date and (ii) the date on which all obligations under the Credit Agreement have been satisfied in full. The Warrant may be redeemed for $0.0001 per Warrant Share, at the sole discretion of the Company, at any time after the six (6) month anniversary of the Issuance Date if the closing sales price of the Company’s common stock equals or exceeds $5.00 per share on each of the 20 trading days within any 30 day trading day period ending on the third (3rd) trading day prior to the date on which the Company provides a notice of redemption. GACP has certain piggy-back registration rights as set forth in the Warrant with respect to the Warrant Shares to be issued upon exercise of the Warrant. After the six (6) month anniversary of the Issuance Date, GACP can exercise the Warrant using a “cashless exercise” feature to the extent that GACP exercises the Warrant for a number of Warrant Shares in excess of the number Warrant Shares that have been registered for resale under U.S. securities laws.

As additional consideration for the Term Loan under the Credit Agreement, on April 9, 2018 the Company also entered into a letter agreement (the “Additional Warrants Agreement”) with GACP, pursuant to which the Company agreed that if the Company at any time after the Closing and prior to the satisfaction of all outstanding obligations under the Credit Agreement requests for GACP to provide debt financing for the acquisition of a company or operating business by the Company or its subsidiaries, and GACP or its affiliates provide all of the debt financing for such acquisition, the Company will issue to GACP a warrant to purchase 200,000 shares of the Company’s common stock (an “Additional Warrant”) upon the closing of such debt-financing, with such Additional Warrant in substantially the same form as the Warrant, up to a total of four (4) Additional Warrants for four debt-financed acquisitions under the Additional Warrants Agreement. The exercise price of the Additional Warrants, if issued, will be $0.30 per share for the first Additional Warrant, $0.35 per share for the second Additional Warrant, $0.40 per share for the third Additional Warrant and $0.45 per share for the fourth Additional Warrant, with the number of shares and exercise price subject to adjustment as set forth in the Additional Warrants Agreement and the Additional Warrant.

The warrants have an exercise price of $0.25 and expire in three years. The aggregate fair value of the warrants, which was charged to interest expense, totaled $7,660 based on the Black Scholes Merton pricing model using the following estimates: exercise price of $0.25, 2.28% risk free rate, 114.11% volatility and expected life of the warrants of 3 years.

A summary of the status of the Company’s outstanding stock warrants and changes during the year is presented below:

	Shares available to purchase with warrants	Weighted Average Price	Weighted Average Fair Value	Aggregate Intrinsic Value

Outstanding, December 31, 2017	-	$-	$-

Issued	1,200,000	$0.25	$0.0064
Exercised	-	$-	$-
Forfeited	-	$-	$-
Expired	-	$-	$-
Outstanding, December 31, 2018	1,200,000	$0.25	$0. 0064	$-

Exercisable, December 31, 2018	1,200,000	$0.25	$0. 0064	$-

Range of Exercise Prices	Number Outstanding 12/31/2018	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.25	1,200,000	2.27 years	$0. 0064

The aggregate intrinsic value represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price as of December 31, 2018, which would have been received by the warrant holder had the warrant holder exercised their warrants as of that date.